Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 5,133	$ 5,384	$ 3,717	$ 5,163
Restricted cash	740	927
Trade receivables	687	580
Financing receivables	18,638	19,001	18,867
Inventories, net	6,657	5,690
Property, plant and equipment, net	6,584	6,481
Investments in unconsolidated subsidiaries and affiliates	494	527
Equipment under operating leases	1,892	1,835
Goodwill	2,457	2,447
Other intangible assets, net	786	810
Deferred tax assets	1,022	1,250
Derivative assets	117	211
Other assets	1,866	1,534
TOTAL ASSETS	47,073	46,677
LIABILITIES AND EQUITY
Debt	26,341	26,301
Trade payables	5,221	5,342
Deferred tax liabilities	75	334
Pension, postretirement and other postemployment benefits	2,216	2,282
Derivative liabilities	211	69
Other liabilities	8,522	7,488
Total Liabilities	42,586	41,816
Redeemable noncontrolling interest	22	18
Equity	4,465	4,843	4,451	4,961
TOTAL LIABILITIES AND EQUITY	47,073	46,677
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,632	4,551	2,793	4,122
Restricted cash		15
Trade receivables	658	555
Financing receivables	1,786	2,162
Inventories, net	6,464	5,513
Property, plant and equipment, net	6,582	6,479
Investments in unconsolidated subsidiaries and affiliates	2,938	2,846
Equipment under operating leases	12	10
Goodwill	2,303	2,295
Other intangible assets, net	772	793
Deferred tax assets	1,132	1,087
Derivative assets	115	205
Other assets	1,635	1,271
TOTAL ASSETS	29,029	27,782
LIABILITIES AND EQUITY
Debt	8,937	8,260
Trade payables	5,110	5,176
Deferred tax liabilities	74	60
Pension, postretirement and other postemployment benefits	2,185	2,263
Derivative liabilities	205	62
Other liabilities	8,031	7,100
Total Liabilities	24,542	22,921
Redeemable noncontrolling interest	22	18
Equity	4,465	4,843
TOTAL LIABILITIES AND EQUITY	29,029	27,782
Financial services [Member]
ASSETS
Cash and cash equivalents	501	833	$ 924	$ 1,041
Restricted cash	740	912
Trade receivables	58	52
Financing receivables	19,744	19,974
Inventories, net	193	177
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	157	136
Equipment under operating leases	1,880	1,825
Goodwill	154	152
Other intangible assets, net	14	17
Deferred tax assets	190	163
Derivative assets	6	6
Other assets	411	490
TOTAL ASSETS	24,050	24,739
LIABILITIES AND EQUITY
Debt	20,295	21,176
Trade payables	143	197
Deferred tax liabilities	300	274
Pension, postretirement and other postemployment benefits	31	19
Derivative liabilities	10	7
Other liabilities	670	611
Total Liabilities	21,449	22,284
Equity	2,601	2,455
TOTAL LIABILITIES AND EQUITY	$ 24,050	$ 24,739